Commitments and Contingencies - Additional Information (Details)			3 Months Ended		6 Months Ended	9 Months Ended
	Jan. 29, 2020 USD ($)	Oct. 27, 2016 USD ($)	Jun. 30, 2021 USD ($) Case credit_instrument	Mar. 31, 2021 Case	Jun. 30, 2021 USD ($) Case	Sep. 30, 2021 USD ($)	Jun. 30, 2021 Case	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 Case	Jun. 30, 2020	Mar. 31, 2020 Case	Mar. 31, 2020
Loss Contingencies [Line Items]
Self-insured reserve			$ 168,000		$ 168,000	$ 140,000				$ 183,000
Accounts Payable
Loss Contingencies [Line Items]
Self-insured reserve			100,000		100,000	$ 100,000				100,000	$ 100,000
Pending Litigation
Loss Contingencies [Line Items]
Pending litigation						12	13				12	11
Self-insured reserve			$ 200,000		$ 200,000	$ 100,000				$ 200,000
Former Patients | Pending Litigation
Loss Contingencies [Line Items]
Pending litigation											1	1
Current Or Prior Tenants Former Patients | Pending Litigation
Loss Contingencies [Line Items]
Pending litigation											11	10
Current Or Prior Tenants Former Patients | Dismissed Litigation
Loss Contingencies [Line Items]
Pending litigation | Case												1
Number of claims dismissed | Case			1
ARKANSAS | Pending Litigation
Loss Contingencies [Line Items]
Loss contingency claims after disposal of facilities					4	4
ARKANSAS | Former Patients | Settled Litigation
Loss Contingencies [Line Items]
Number of claims settled			1	1
Litigation settlement amount	$ 40,000
ARKANSAS | Current Or Prior Tenants Former Patients | Pending Litigation
Loss Contingencies [Line Items]
Pending litigation				0			1	1	0		1	2	2	1	1
Ohio | Ohio Attorney General Action | Dismissed Litigation
Loss Contingencies [Line Items]
Offer to settle claims		$ 1,000,000.0
Ohio | Ohio Attorney General Action | Dismissed Litigation | Minimum
Loss Contingencies [Line Items]
Damages sought per claim or falsification		5,000,000
Ohio | Ohio Attorney General Action | Dismissed Litigation | Maximum
Loss Contingencies [Line Items]
Damages sought per claim or falsification		$ 10,000,000